Related Party Transactions (Details) - Schedule of Related Parties	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Mrs. Qi Xiaoyu [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company	Shareholder of the Company
Mr. Fuyunishiki Ryo [Member]
Related Party Transaction [Line Items]
Relationship	Director and shareholder of the Company	Director and shareholder of the Company
Mr. Wu Zhihua [Member]
Related Party Transaction [Line Items]
Relationship	Director, CEO and shareholder of the Company	Director, CEO and shareholder of the Company
Ms. Wu Shunyu [Member]
Related Party Transaction [Line Items]
Relationship	Department head of Digital Marketing Sales	Department head of Digital Marketing Sales
Ishiyama [Member]
Related Party Transaction [Line Items]
Relationship	An equity method investee of the Group	An equity method investee of the Group